UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Large Cap Blend Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 to June 30, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2008

(unaudited)

■  CREDIT SUISSE
LARGE CAP BLEND FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 12, 2008

Dear Shareholder:

Performance Summary
01/01/08 – 06/30/08

Fund & Benchmark	Performance
Common[1]	-11.80%
Class A1,2	-11.74%
Class B1,2	-12.10%
Class C1,2	-12.05%
S&P 500 Index[3]	-11.91%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A tough period for consumers

The six-month period ended June 30, 2008, was a volatile one for equity markets.

On June 25, the Federal Reserve left its benchmark interest rate at 2%, ending the most aggressive series of rate cuts in two decades. The cuts began at an unscheduled meeting on January 22, when the Fed cut rates 75 basis points. They cut an additional 50 bps at the end of January, and 75 basis points at the March meeting (in an 8-2 vote) to bring the rate down to 2.25%. The Fed also lowered the discount rate 75 bps to 2.5%.

In April, the S&P/Case-Shiller Home Price Index reported a 15.3% drop from a year earlier. This was after a 14.3% decline in March. Home prices in 20 U.S. metropolitan areas fell in April by the highest percentage on record. All 20 cities in the index showed a year-over-year decrease in prices for April. However, eight of the cities showed an increase in month-over-month home prices.

Beginning in mid-July, the Federal Housing Administration will begin an expanded effort to help a larger group of troubled homeowners refinance their adjustable mortgages. Under the plan, homeowners would be eligible to refinance even if they have missed up to three monthly mortgage payments over the previous 12 months.

Nonfarm payrolls fell 62,000 in June, while the unemployment rate held at 5.5%. Employment continued to fall in construction, manufacturing, and employment services, while healthcare and mining added jobs. In May, the Consumer Price Index rose 4.2% — the average for the past decade was 2.7%.

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

The Conference Board's U.S. consumer confidence index fell to 50.4 in June — the lowest level in more than 16 years (since February 1992) — from a revised 58.1 in May. The report also showed that Americans forecast inflation to be 3.4% for the next five years, matching May's reading as the highest since 1995.

Additionally, crude oil futures grew approximately 40% in Q2 2008, causing a strain on household spending.

Strategic Review and Outlook: Expect continued volatility in the near term

For the six-month period, the Fund's Common and Class A shares slightly outperformed the benchmark. The largest contributors to relative performance came from stock selection in the financials, materials, and utilities sectors. Conversely, the largest detractors to performance came from stock selection in the healthcare, consumer staples, and energy sectors.

As of June 30, 2008, the Fund's largest overweights were in the industrials (+2.33%) and financials (+1.28%) sectors, while the largest underweights were in the information technology (-1.63%) and consumer discretionary (-1.36%) sectors. Despite the overall poor performance of the financials sector, the Portfolio was still overweight Financials with investments in specific securities and was able to achieve positive relative performance. Additionally, we were underweight risk-premium factors. This helped in the current market environment as it's been driven by recession and inflation fears.

Since the Fund's investment strategy changed to a quantitative approach, we now employ a quantitative research and portfolio management technique. Through this approach, we analyze and rank each stock in the universe based on how they measure up with regard to five factors that we believe drive performance: valuation, capital use, profitability, growth and price momentum. Our research has shown us that analyzing a company's value, how they reinvest their capital, their profit margins, growth prospects and stock price trends can help us reasonably predict how the company will perform in a range of scenarios. During this volatile period, we found that valuation, capital use, profitability and price momentum drivers provided positive returns.

These drivers continue to provide useful indication in our stock selection process as we enhance them for current market conditions. We believe that since our proprietary factor views result in long volatility and short leverage positions, our strategy is well positioned to benefit from the deterioration in the credit environment.

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

In regard to growth, the Federal Reserve believes that the substantial easing thus far, in combination with ongoing measures to foster market liquidity, should help to promote moderate growth over time and to mitigate the risks to economic activity. The Fed believes that the U.S. will grow "appreciably" below trend in 2008, and has therefore revised its economic outlooks. For 2008, the real gross domestic product (GDP) forecast was revised up from 0.3 – 1.2% in April's forecast to 1.0 – 1.6%. Despite the recent sharp increase to 5.5% in the unemployment rate, the projection for 2008 was unchanged at 5.5 – 5.7%. Not surprisingly, the headline personal consumption expenditures (PCE) price index's inflation forecast for 2008 was revised up to 3.8 – 4.2%, reflecting the continued rise in commodity prices. However, the projection for PCE core inflation remained unchanged at 2.2 – 2.4%. Inflation forecasts for 2009 and 2010 saw only minor changes.

Wall Street analysts are divided on how higher energy costs may affect growth. The nearly 40% rise in oil prices this year absorbs more consumer dollars, pulling spending away from other goods and services. And, despite the federal government's $70.8 billion injection into the economy through tax rebates, this may add momentum to price increases. In addition, analysts believe that household spending will again ease after the tax rebates are spent.

On July 8, 2008, Federal Reserve Chairman, Ben Bernanke announced that the Fed may extend securities dealers' access to direct loans from the central bank into 2009 as long as emergency conditions continue to prevail. Bernanke also endorsed proposals to set up a federal liquidation process for failing investment banks.

The Fed remains concerned that the declining housing market will not reach its bottom, and that financial markets will not become more stable before some time next year. Additionally, they believe that the economy could continue to suffer as a result of declining consumer confidence, a sluggish global economy, and the widespread effects of the rapid jump in oil prices.

The survival of the two largest mortgage finance companies, Fannie Mae and Freddie Mac, has been questioned and will remain a topic of concern for the next months. The Federal Reserve said it would make one of its short-term lending programs available to the two companies. An official said that the Fed's decision to permit the companies to borrow from its so-called discount window was approved at the request of the Treasury, but that it was temporary and would probably end once Congress approves the Treasury's new plan. Some officials briefed on the plan said Congress could be asked to extend the total line of credit to these institutions up to $300 billion.

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Although we expect the market to remain volatile in the short term, we are comfortable with our balanced investment process going forward.

Jordan Low
Portfolio Manager

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 20081

	1 Year	5 Years	Since Inception	Inception Date
Common Class	(12.38)%	5.04%	3.09%	10/30/98
Class A Without Sales Charge	(12.38)%	5.04%	0.01%	07/31/01
Class A With Maximum Sales Charge	(17.40)%	3.80%	(0.85)%	07/31/01
Class B Without CDSC	(13.05)%	4.24%	(0.75)%	07/31/01
Class B With CDSC	(16.12)%	4.24%	(0.75)%	07/31/01
Class C Without CDSC	(13.01)%	4.27%	(0.78)%	07/31/01
Class C With CDSC	(13.78)%	4.27%	(0.78)%	07/31/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share prices will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.51% for Common Class shares, 1.50% for Class A shares, 2.25% for Class B shares, and 2.26% for Class C shares. The annualized net expenses ratios after fee waivers and/or expense reimbursements are 1.30% for Common Class shares, 1.30% for Class A shares, 2.05% for Class B shares, and 2.05% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%) was -16.80. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge of 4.00%), was -15.61%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge of 1.00%), was -12.93%.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 1/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/08	$882.00	$882.60	$879.00	$879.50
Expenses Paid per $1,000*	$6.08	$6.09	$9.58	$9.58
Hypothetical 5% Fund Return
Beginning Account Value 1/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/08	$1,018.40	$1,018.40	$1,014.67	$1,014.67
Expenses Paid per $1,000*	$6.52	$6.52	$10.27	$10.27
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.30%	1.30%	2.05%	2.05%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Large Cap Blend Fund
Schedule of Investments
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.1%)
Aerospace & Defense (4.1%)
General Dynamics Corp.§	1,500	$126,300
Goodrich Corp.	3,000	142,380
L-3 Communications Holdings, Inc.§	1,100	99,957
Lockheed Martin Corp.§	1,300	128,258
Northrop Grumman Corp.	2,700	180,630
Raytheon Co.§	400	22,512
Rockwell Collins, Inc.	3,700	177,452
The Boeing Co.	3,100	203,732
United Technologies Corp.	12,200	752,740
		1,833,961
Air Freight & Couriers (0.6%)
FedEx Corp.§	1,200	94,548
United Parcel Service, Inc. Class B	2,900	178,263
		272,811
Airlines (0.4%)
Continental Airlines, Inc. Class B*§	800	8,088
Southwest Airlines Co.§	12,700	165,608
		173,696
Auto Components (0.5%)
Johnson Controls, Inc.§	7,600	217,968
Automobiles (0.1%)
Avis Budget Group, Inc.*§	1,400	11,718
General Motors Corp.§	2,000	23,000
		34,718
Banks (4.8%)
Bank of America Corp.	11,101	264,981
Bank of New York Mellon Corp.	11,100	419,913
Cullen/Frost Bankers, Inc.§	3,600	179,460
Fifth Third Bancorp§	1,000	10,180
Hudson City Bancorp, Inc.	12,400	206,832
National City Corp.§	2,700	12,879
Northern Trust Corp.	4,500	308,565
Old National Bancorp§	200	2,852
PNC Financial Services Group, Inc.	2,100	119,910
Regions Financial Corp.§	100	1,091
SunTrust Banks, Inc.§	2,600	94,172
U.S. Bancorp§	12,800	356,992
Washington Mutual, Inc.§	3,800	18,734
Wells Fargo & Co.§	5,600	133,000
		2,129,561

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Beverages (4.3%)
Anheuser-Busch Companies, Inc.§	1,800	$111,816
Molson Coors Brewing Co. Class B	1,900	103,227
PepsiAmericas, Inc.§	5,300	104,834
PepsiCo, Inc.	8,600	546,874
The Coca-Cola Co.	17,200	894,056
The Pepsi Bottling Group, Inc.§	4,800	134,016
		1,894,823
Biotechnology (0.5%)
Amgen, Inc.*	2,908	137,141
Celgene Corp.*	50	3,194
Genentech, Inc.*	500	37,950
Genzyme Corp.*	550	39,611
Gilead Sciences, Inc.*	400	21,180
		239,076
Chemicals (2.7%)
Airgas, Inc.	400	23,356
Eastman Chemical Co.§	1,700	117,062
Hercules, Inc.§	10,500	177,765
Monsanto Co.§	3,200	404,608
Praxair, Inc.	2,500	235,600
The Dow Chemical Co.§	6,800	237,388
		1,195,779
Commercial Services & Supplies (0.7%)
Bristow Group, Inc.*§	100	4,949
Corinthian Colleges, Inc.*§	1,200	13,932
FTI Consulting, Inc.*§	1,700	116,382
Herman Miller, Inc.§	1,900	47,291
Waste Management, Inc.	3,300	124,443
		306,997
Communications Equipment (2.2%)
Cisco Systems, Inc.*	23,800	553,588
Corning, Inc.	2,600	59,930
QUALCOMM, Inc.	8,300	368,271
Tellabs, Inc.*	800	3,720
		985,509
Computers & Peripherals (3.3%)
Apple Computer, Inc.*	1,300	217,672
Dell, Inc.*	6,800	148,784
Hewlett-Packard Co.	13,500	596,835
International Business Machines Corp.	3,100	367,443
Teradata Corp.*§	500	11,570
Western Digital Corp.*	3,000	103,590
		1,445,894

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Construction & Engineering (0.3%)
Fluor Corp.*	800	$148,864
Construction Materials (0.0%)
Vulcan Materials Co.§	200	11,956
Containers & Packaging (0.5%)
Ball Corp.§	2,400	114,576
Crown Holdings, Inc.*	4,200	109,158
Temple-Inland, Inc.§	100	1,127
		224,861
Diversified Financials (5.5%)
American Capital Strategies, Ltd.§	500	11,885
American Express Co.	3,800	143,146
BlackRock, Inc.§	500	88,500
Capital One Financial Corp.§	500	19,005
CIT Group, Inc.§	200	1,362
Citigroup, Inc.	9,600	160,896
Countrywide Financial Corp.§	2,000	8,500
Discover Financial Services§	1,700	22,389
E*TRADE Financial Corp.*§	1,600	5,024
Franklin Resources, Inc.	3,400	311,610
Investment Technology Group, Inc.*§	600	20,076
JPMorgan Chase & Co.§	1,700	58,327
Marshall & Ilsley Corp.§	800	12,264
Morgan Stanley	200	7,214
Principal Financial Group, Inc.§	2,500	104,925
Raymond James Financial, Inc.	200	5,342
State Street Corp.	3,200	204,768
T. Rowe Price Group, Inc.§	8,500	479,995
The Charles Schwab Corp.§	12,800	262,912
The Goldman Sachs Group, Inc.	1,400	244,860
Waddell & Reed Financial, Inc. Class A	7,200	252,072
Western Union Co.§	500	12,360
		2,437,432
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	13,722	462,294
Qwest Communications International, Inc.§	5,700	22,401
Verizon Communications, Inc.	11,600	410,640
Windstream Corp.§	9,100	112,294
		1,007,629

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electric Utilities (1.5%)
Edison International§	2,300	$118,174
Entergy Corp.§	1,100	132,528
FPL Group, Inc.§	2,600	170,508
PG&E Corp.§	2,400	95,256
Public Service Enterprise Group, Inc.§	3,000	137,790
		654,256
Electrical Equipment (0.6%)
Emerson Electric Co.	200	9,890
Energizer Holdings, Inc.*§	1,400	102,326
Rockwell Automation, Inc.§	2,400	104,952
Tyco Electronics, Ltd.	1,700	60,894
		278,062
Electronic Equipment & Instruments (0.2%)
FLIR Systems, Inc.*§	1,300	52,741
Thermo Fisher Scientific, Inc.*	700	39,011
		91,752
Energy Equipment & Services (4.1%)
Atwood Oceanics, Inc.*§	300	37,302
Baker Hughes, Inc.§	1,300	113,542
Cameron International Corp.*§	2,200	121,770
ENSCO International, Inc.§	565	45,618
FMC Technologies, Inc.*	2,100	161,553
Halliburton Co.§	11,800	626,226
Helmerich & Payne, Inc.§	1,300	93,626
Patterson-UTI Energy, Inc.§	1,500	54,060
Schlumberger, Ltd.	5,100	547,893
		1,801,590
Food & Drug Retailing (1.3%)
CVS Caremark Corp.	1,100	43,527
Kroger Co.§	3,500	101,045
Safeway, Inc.	3,600	102,780
Sysco Corp.§	10,800	297,108
Whole Foods Market, Inc.§	300	7,107
		551,567
Food Products (1.5%)
Campbell Soup Co.§	3,100	103,726
General Mills, Inc.	3,400	206,618
H.J. Heinz Co.	200	9,570
Kellogg Co.	1,900	91,238
Kraft Foods, Inc. Class A	8,100	230,445
		641,597

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Forestry & Paper (0.0%)
Louisiana-Pacific Corp.§	300	$2,547
Healthcare Equipment & Supplies (1.6%)
Applied Biosystems, Inc.	4,000	133,920
Baxter International, Inc.	600	38,364
Becton, Dickinson and Co.	100	8,130
Boston Scientific Corp.*	1,400	17,206
Covidien, Ltd.	1,700	81,413
Kinetic Concepts, Inc.*§	3,100	123,721
Medtronic, Inc.§	3,400	175,950
Millipore Corp.*§	219	14,861
Stryker Corp.§	2,100	132,048
		725,613
Healthcare Providers & Services (1.9%)
Aetna, Inc.	7,000	283,710
CIGNA Corp.	6,700	237,113
Humana, Inc.*	3,200	127,264
McKesson Corp.	65	3,634
Quest Diagnostics, Inc.§	3,400	164,798
UnitedHealth Group, Inc.	900	23,625
		840,144
Hotels, Restaurants & Leisure (0.6%)
McDonald's Corp.	4,700	264,234
Household Durables (0.6%)
D.R. Horton, Inc.§	100	1,085
KB Home§	100	1,693
Lennar Corp. Class A§	1,200	14,808
Snap-on, Inc.	200	10,409
Tupperware Brands Corp.§	4,400	150,568
Whirlpool Corp.§	1,400	86,422
		264,985
Household Products (1.2%)
Clorox Co.§	66	3,445
Colgate-Palmolive Co.	100	6,910
The Procter & Gamble Co.	8,900	541,209
		551,564
Industrial Conglomerates (2.6%)
3M Co.	3,900	271,401
General Electric Co.	21,000	560,490
Honeywell International, Inc.	2,000	100,560
Reynolds American, Inc.§	2,300	107,341
Tyco International, Ltd.§	2,000	80,080
Walter Industries, Inc.§	300	32,631
		1,152,503

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Insurance (4.6%)
ACE, Ltd.	4,400	$242,396
Aflac, Inc.	10,900	684,520
Ambac Financial Group, Inc.§	500	670
American International Group, Inc.§	1,600	42,336
Aon Corp.	100	4,594
Assurant, Inc.	200	13,192
Fidelity National Financial, Inc. Class A§	100	1,260
Loews Corp.§	1,200	56,280
MBIA, Inc.§	600	2,634
MetLife, Inc.§	4,300	226,911
MGIC Investment Corp.§	300	1,833
Prudential Financial, Inc.§	1,800	107,532
SAFECO Corp.	1,800	120,888
StanCorp Financial Group, Inc.§	2,000	93,920
The Allstate Corp.	1,300	59,267
The Chubb Corp.	2,800	137,228
The Progressive Corp.§	400	7,488
The Travelers Companies, Inc.	1,800	78,120
Unum Group	6,000	122,700
W.R. Berkley Corp.§	600	14,496
		2,018,265
Internet & Catalog Retail (0.0%)
Amazon.com, Inc.*§	200	14,666
Internet Software & Services (0.9%)
Google, Inc. Class A*	500	263,210
Sohu.com, Inc.*§	300	21,132
Yahoo!, Inc.*	5,000	103,300
		387,642
IT Consulting & Services (0.5%)
Automatic Data Processing, Inc.	4,500	188,550
IHS, Inc. Class A*§	400	27,840
Paychex, Inc.	100	3,128
Unisys Corp.*§	1,200	4,740
		224,258
Leisure Equipment & Products (0.1%)
Callaway Golf Co.§	1,700	20,111
Mattel, Inc.	1,300	22,256
		42,367

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Machinery (3.0%)
Caterpillar, Inc.§	1,500	$110,730
Cummins, Inc.§	4,100	268,632
Danaher Corp.	2,600	200,980
Dover Corp.§	1,300	62,881
Eaton Corp.	1,000	84,970
Gardner Denver, Inc.*	1,700	96,560
Illinois Tool Works, Inc.§	5,600	266,056
Ingersoll-Rand Company, Ltd. Class A	46	1,722
PACCAR, Inc.§	3,500	146,405
Parker Hannifin Corp.§	1,400	99,848
		1,338,784
Media (4.2%)
Clear Channel Communications, Inc.§	1,600	56,320
DIRECTV Group, Inc.*	8,700	225,417
DISH Network Corp. Class A*	3,900	114,192
Liberty Media Corp. - Capital Series A*§	10,500	151,200
News Corp. Class A	2,000	30,080
Omnicom Group, Inc.§	1,900	85,272
Regal Entertainment Group Class A§	7,200	110,016
The E.W. Scripps Co. Class A§	5,900	245,086
The Interpublic Group of Companies, Inc.*	1,100	9,460
The New York Times Co. Class A§	300	4,617
The Walt Disney Co.§	18,400	574,080
Time Warner, Inc.	18,200	269,360
		1,875,100
Metals & Mining (1.3%)
AK Steel Holding Corp.§	200	13,800
Alpha Natural Resources, Inc.*	2,300	239,867
Arch Coal, Inc.§	1,600	120,048
Freeport-McMoRan Copper & Gold, Inc.	376	44,063
Newmont Mining Corp.§	1,600	83,456
Nucor Corp.§	48	3,584
Schnitzer Steel Industries, Inc. Class A§	300	34,380
Southern Copper Corp.	300	31,989
Worthington Industries, Inc.	100	2,081
		573,268
Multiline Retail (3.8%)
Big Lots, Inc.*§	1,800	56,232
Costco Wholesale Corp.§	3,900	273,546
Dillard's, Inc. Class A§	100	1,157
Sears Holdings Corp.*	100	7,366
Target Corp.§	2,000	92,980
Wal-Mart Stores, Inc.	22,100	1,242,020
		1,673,301

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Oil & Gas (12.2%)
Anadarko Petroleum Corp.	1,400	$104,776
Chesapeake Energy Corp.§	400	26,384
Chevron Corp.	19,000	1,883,470
Cimarex Energy Co.	200	13,934
ConocoPhillips	5,200	490,828
El Paso Corp.§	7,100	154,354
EOG Resources, Inc.§	400	52,480
Exxon Mobil Corp.	19,500	1,718,535
Marathon Oil Corp.	2,998	155,506
Occidental Petroleum Corp.§	5,100	458,286
Stone Energy Corp.*§	600	39,546
Tesoro Corp.§	300	5,931
Transocean, Inc.*§	1,000	152,390
XTO Energy, Inc.§	2,200	150,722
		5,407,142
Personal Products (0.0%)
Avon Products, Inc.§	200	7,204
Pharmaceuticals (4.9%)
Abbott Laboratories	7,000	370,790
Allergan, Inc.§	400	20,820
Bristol-Myers Squibb Co.	5,536	113,654
Eli Lilly & Co.	5,600	258,496
Forest Laboratories, Inc.*	3,200	111,168
Johnson & Johnson	11,200	720,608
Medco Health Solutions, Inc.*	800	37,760
Merck & Co., Inc.	6,602	248,830
Mylan, Inc.*	600	7,242
Pfizer, Inc.	14,900	260,303
		2,149,671
Real Estate (0.9%)
Apartment Investment & Management Co. Class A§	200	6,812
AvalonBay Communities, Inc.§	200	17,832
Boston Properties, Inc.§	300	27,066
Developers Diversified Realty Corp.§	300	10,413
Equity Residential§	800	30,616
General Growth Properties, Inc.§	800	28,024
HCP, Inc.§	700	22,267
Host Hotels & Resorts, Inc.§	1,800	24,570
Kimco Realty Corp.§	800	27,616
Plum Creek Timber Company, Inc.§	500	21,355
ProLogis§	800	43,480
Public Storage§	300	24,237
Simon Property Group, Inc.	700	62,923
Vornado Realty Trust	400	35,200
		382,411

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.§	1,000	$99,890
Union Pacific Corp.	1,900	143,450
		243,340
Semiconductor Equipment & Products (3.2%)
Advanced Micro Devices, Inc.*§	1,000	5,830
Analog Devices, Inc.§	10,900	346,293
Applied Materials, Inc.§	4,600	87,814
Intel Corp.	19,400	416,712
Microchip Technology, Inc.	3,900	119,106
Texas Instruments, Inc.	15,200	428,032
		1,403,787
Software (3.1%)
Activision, Inc.*	2,700	91,989
Autodesk, Inc.*§	600	20,286
BMC Software, Inc.*	300	10,800
Microsoft Corp.	34,900	960,099
Oracle Corp.*	12,400	260,400
Symantec Corp.*	400	7,740
		1,351,314
Specialty Retail (1.3%)
Abercrombie & Fitch Co. Class A§	1,500	94,020
AutoZone, Inc.*§	170	20,572
Best Buy Company, Inc.§	2,800	110,880
Lowe's Companies, Inc.§	4,700	97,525
RadioShack Corp.§	100	1,227
Ross Stores, Inc.	100	3,597
The Gap, Inc.§	5,800	96,686
The Home Depot, Inc.	4,000	93,680
The TJX Companies, Inc.	1,800	56,646
		574,833
Textiles & Apparel (0.6%)
Coach, Inc.*	900	25,992
NIKE, Inc. Class B	4,200	250,362
		276,354
Tobacco (1.4%)
Altria Group, Inc.	7,700	158,312
Lorillard, Inc.*	400	27,664
Philip Morris International, Inc.§	7,900	390,181
UST, Inc.§	600	32,766
		608,923
TOTAL COMMON STOCKS (Cost $42,280,040)		42,934,579

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (32.2%)
State Street Navigator Prime Portfolio§§	13,041,172	$13,041,172
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 7/01/08	$1,212	1,212,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,253,172)		14,253,172
TOTAL INVESTMENTS AT VALUE (129.3%) (Cost $56,533,212)		57,187,751
LIABILITIES IN EXCESS OF OTHER ASSETS (-29.3%)		(12,964,488)
NET ASSETS (100.0%)		$44,223,263

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $13,041,172 (Cost $56,533,212) (Note 2)	$57,187,751[1]
Cash	128
Receivable for investments sold	400,174
Dividend and interest receivable	63,361
Receivable for fund shares sold	620
Prepaid expenses and other assets	17,473
Total Assets	57,669,507
Liabilities
Advisory fee payable (Note 3)	10,487
Distribution fee payable (Note 3)	11,113
Payable upon return of securities loaned (Note 2)	13,041,172
Payable for investments purchased	343,800
Directors' fee payable	6,372
Other accrued expenses payable	33,300
Total Liabilities	13,446,244
Net Assets
Capital stock, $.001 par value (Note 6)	4,184
Paid-in capital (Note 6)	45,642,945
Undistributed net investment income	227,736
Accumulated net realized loss on investments	(2,306,141)
Net unrealized appreciation from investments	654,539
Net Assets	$44,223,263
Common Shares
Net assets	$1,635,149
Shares outstanding	155,129
Net asset value, offering price and redemption price per share	$10.54
A Shares
Net assets	$40,262,526
Shares outstanding	3,798,035
Net asset value and redemption price per share	$10.60
Maximum offering price per share (net asset value/(1-5.75%))	$11.25
B Shares
Net assets	$1,850,943
Shares outstanding	183,243
Net asset value and offering price per share	$10.10
C Shares
Net assets	$474,645
Shares outstanding	47,139
Net asset value and offering price per share	$10.07

1  Including $12,744,785 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Investment Income (Note 2)
Dividends	$477,071
Interest	6,372
Securities lending	34,430
Total investment income	517,873
Expenses
Investment advisory fees (Note 3)	119,014
Administrative services fees (Note 3)	28,393
Distribution fees (Note 3)
Common Class	2,151
Class A	53,193
Class B	11,962
Class C	2,653
Transfer agent fees (Note 3)	61,749
Registration fees	35,033
Legal fees	15,639
Printing fees (Note 3)	11,271
Audit and tax fees	10,445
Directors' fees	10,396
Custodian fees	5,573
Commitment fees (Note 4)	806
Insurance expense	561
Miscellaneous expense	44
Total expenses	368,883
Less: fees waived (Note 3)	(48,486)
Net expenses	320,397
Net investment income	197,476
Net Realized and Unrealized Loss from Investments
Net realized loss from investments	(859,513)
Net change in unrealized appreciation (depreciation) from investments	(5,477,747)
Net realized and unrealized loss from investments	(6,337,260)
Net decrease in net assets resulting from operations	$(6,139,784)

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income	$197,476	$295,339
Net realized gain (loss) from investments	(859,513)	2,416,403
Net change in unrealized appreciation (depreciation) from investments	(5,477,747)	735,659
Net increase (decrease) in net assets resulting from operations	(6,139,784)	3,447,401
From Dividends and Distributions
Dividends from net investment income
Common Class shares	—	(10,166)
Class A shares	—	(256,321)
Class B shares	—	(9,098)
Class C shares	—	(1,822)
Distributions from net realized gains
Common Class shares	—	(204,111)
Class A shares	—	(5,441,818)
Class B shares	—	(404,278)
Class C shares	—	(77,674)
Net decrease in net assets resulting from dividends and distributions	—	(6,405,288)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	720,532	1,416,971
Reinvestment of dividends and distributions	—	5,517,132
Net asset value of shares redeemed	(3,633,981)	(10,255,828)
Net decrease in net assets from capital share transactions	(2,913,449)	(3,321,725)
Net decrease in net assets	(9,053,233)	(6,279,612)
Net Assets
Beginning of period	53,276,496	59,556,108
End of period	$44,223,263	$53,276,496
Undistributed net investment income	$227,736	$30,260

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,			For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	(unaudited)	2007	2006	2005	2004[1]	2004	2003
Per share data
Net asset value, beginning of period	$11.95	$12.71	$12.23	$12.45	$12.01	$11.42	$10.66
INVESTMENT OPERATIONS
Net investment income	0.05[2]	0.08[2]	0.05[2]	0.04[2]	0.05[2]	0.03[2]	0.01
Net gain (loss) on investments (both realized and unrealized)	(1.46)	0.68	1.22	0.30	1.21	0.57	0.76
Total from investment operations	(1.41)	0.76	1.27	0.34	1.26	0.60	0.77
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.06)	(0.07)	(0.07)	(0.01)	(0.01)	(0.01)
Distributions from net realized gains	—	(1.46)	(0.72)	(0.49)	(0.81)	—	—
Total dividends and distributions	—	(1.52)	(0.79)	(0.56)	(0.82)	(0.01)	(0.01)
Net asset value, end of period	$10.54	$11.95	$12.71	$12.23	$12.45	$12.01	$11.42
Total return[3]	(11.80)%	6.15%	10.44%	2.70%	10.70%	5.25%	7.26%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,635	$1,883	$2,202	$2,809	$3,471	$4,383	$5,653
Ratio of expenses to average net assets	1.30%[4]	1.28%	1.30%	1.30%	1.30%[4]	1.30%	1.25%
Ratio of net investment income to average net assets	0.88%[4]	0.58%	0.40%	0.32%	1.37%[4]	0.23%	0.17%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.21%[4]	0.07%	0.26%	0.26%	0.32%[4]	0.40%	2.87%
Portfolio turnover rate	111%	114%	106%	101%	34%	168%	155%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,			For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	(unaudited)	2007	2006	2005	2004[1]	2004	2003
Per share data
Net asset value, beginning of period	$12.01	$12.78	$12.26	$12.48	$12.04	$11.44	$10.67
INVESTMENT OPERATIONS
Net investment income	0.05[2]	0.08[2]	0.05[2]	0.04[2]	0.06[2]	0.04[2]	0.01
Net gain (loss) on investments (both realized and unrealized)	(1.46)	0.67	1.23	0.30	1.20	0.57	0.77
Total from investment operations	(1.41)	0.75	1.28	0.34	1.26	0.61	0.78
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.06)	(0.04)	(0.07)	(0.01)	(0.01)	(0.01)
Distributions from net realized gains	—	(1.46)	(0.72)	(0.49)	(0.81)	—	—
Total dividends and distributions	—	(1.52)	(0.76)	(0.56)	(0.82)	(0.01)	(0.01)
Net asset value, end of period	$10.60	$12.01	$12.78	$12.26	$12.48	$12.04	$11.44
Total return[3]	(11.74)%	6.03%	10.48%	2.69%	10.67%	5.33%	7.28%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$40,263	$47,691	$51,493	$57,200	$63,160	$61,089	$1,778
Ratio of expenses to average net assets	1.30%[4]	1.28%	1.30%	1.30%	1.30%[4]	1.30%	1.25%
Ratio of net investment income to average net assets	0.88%[4]	0.58%	0.40%	0.32%	1.37%[4]	0.32%	0.22%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.20%[4]	0.07%	0.26%	0.26%	0.32%[4]	0.39%	2.90%
Portfolio turnover rate	111%	114%	106%	101%	34%	168%	155%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,			For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	(unaudited)	2007	2006	2005	2004[1]	2004	2003
Per share data
Net asset value, beginning of period	$11.49	$12.35	$11.92	$12.18	$11.78	$11.27	$10.59
INVESTMENT OPERATIONS
Net investment income (loss)	0.01[2]	(0.02)[2]	(0.04)[2]	(0.05)[2]	0.02[2]	(0.05)[2]	(0.06)[2]
Net gain (loss) on investments (both realized and unrealized)	(1.40)	0.65	1.19	0.29	1.19	0.56	0.74
Total from investment operations	(1.39)	0.63	1.15	0.24	1.21	0.51	0.68
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.03)	—	(0.01)	—	—	—
Distributions from net realized gains	—	(1.46)	(0.72)	(0.49)	(0.81)	—	—
Total dividends and distributions	—	(1.49)	(0.72)	(0.50)	(0.81)	—	—
Net asset value, end of period	$10.10	$11.49	$12.35	$11.92	$12.18	$11.78	$11.27
Total return[3]	(12.10)%	5.24%	9.67%	1.91%	10.44%	4.53%	6.42%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,851	$3,087	$5,010	$8,342	$13,714	$14,745	$1,109
Ratio of expenses to average net assets	2.05%[4]	2.03%	2.05%	2.05%	2.05%[4]	2.05%	2.00%
Ratio of net investment income (loss) to average net assets	0.11%[4]	(0.19)%	(0.35)%	(0.44)%	0.62%[4]	(0.45)%	(0.55)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.20%[4]	0.06%	0.26%	0.26%	0.32%[4]	0.39%	2.90%
Portfolio turnover rate	111%	114%	106%	101%	34%	168%	155%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,			For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	(unaudited)	2007	2006	2005	2004[1]	2004	2003
Per share data
Net asset value, beginning of period	$11.45	$12.31	$11.89	$12.15	$11.75	$11.24	$10.56
INVESTMENT OPERATIONS
Net investment income (loss)	0.01[2]	(0.02)[2]	(0.04)[2]	(0.05)[2]	0.03[2]	(0.06)[2]	(0.06)[2]
Net gain (loss) on investments (both realized and unrealized)	(1.39)	0.65	1.18	0.29	1.18	0.57	0.74
Total from investment operations	(1.38)	0.63	1.14	0.24	1.21	0.51	0.68
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.03)	—	(0.01)	—	—	—
Distributions from net realized gains	—	(1.46)	(0.72)	(0.49)	(0.81)	—	—
Total dividends and distributions	—	(1.49)	(0.72)	(0.50)	(0.81)	—	—
Net asset value, end of period	$10.07	$11.45	$12.31	$11.89	$12.15	$11.75	$11.24
Total return[3]	(12.05)%	5.26%	9.61%	1.91%	10.47%	4.54%	6.44%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$475	$616	$851	$1,109	$1,864	$2,156	$441
Ratio of expenses to average net assets	2.05%[4]	2.03%	2.05%	2.05%	2.05%[4]	2.05%	2.00%
Ratio of net investment income (loss) to average net assets	0.12%[4]	(0.18)%	(0.35)%	(0.44)%	0.62%[4]	(0.47)%	(0.55)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.21%[4]	0.06%	0.26%	0.26%	0.32%[4]	0.39%	2.90%
Portfolio turnover rate	111%	114%	106%	101%	34%	168%	155%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Large Cap Blend Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund is authorized to offer six classes of shares: Common Class shares, Advisor Class shares, Institutional Class shares, Class A shares, Class B shares and Class C shares. The Fund currently offers Common Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Effective October 24, 2002, Institutional Class shares ceased operations. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities'

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$55,975,751	$—
Level 2 – Other Significant Observable Inputs	1,212,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$57,187,751	$—

*Other financial instruments include futures, forwards and swap contracts.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes – an interpretation of FASB statement 109. The Fund has reviewed its' current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $198,882, of which $155,776 was rebated to borrowers (brokers). The Fund retained $34,430 in income from the cash collateral investment, and SSB, as lending agent, was paid $8,676. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended June 30, 2008, investment advisory fees earned and voluntarily waived were $119,014 and $48,486, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended June 30, 2008, co-administrative services fees earned by CSAMSI were $21,422.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $6,971.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended June 30, 2008, the Fund reimbursed Credit Suisse $283 which is included in the Fund's transfer agent expense. For the six months ended June 30, 2008, CSAMSI and its affiliates advised the Fund that they retained $76 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid $8,513 for its services to the Fund.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. no longer serves as administrative agent and syndication agent to the credit facility. At June 30, 2008, and during the six months ended June 30, 2008, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $51,863,643 and $55,619,402, respectively.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $56,533,212, $3,713,654, $(3,059,115) and $654,539, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

	Common Class
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	9,471	$106,163	16,964	$218,288
Shares issued in reinvestment of dividends and distributions	—	—	17,277	210,141
Shares redeemed	(11,974)	(132,396)	(49,817)	(652,456)
Net decrease	(2,503)	$(26,233)	(15,576)	$(224,027)

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	49,772	$550,026	81,374	$1,065,293
Shares issued in reinvestment of dividends and distributions	—	—	402,488	4,922,014
Shares redeemed	(221,581)	(2,458,746)	(543,835)	(7,149,355)
Net decrease	(171,809)	$(1,908,720)	(59,973)	$(1,162,048)
	Class B
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	6,093	$63,867	7,564	$92,025
Shares issued in reinvestment of dividends and distributions	—	—	28,316	331,808
Shares redeemed	(91,459)	(974,236)	(173,086)	(2,167,243)
Net decrease	(85,366)	$(910,369)	(137,206)	$(1,743,410)
	Class C
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Share sold	64	$476	3,468	$41,365
Shares issued in reinvestment of dividends and distributions	—	—	4,553	53,169
Shares redeemed	(6,686)	(68,603)	(23,385)	(286,774)
Net decrease	(6,622)	$(68,127)	(15,364)	$(192,240)

On June 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	38%
Class B	2	14%
Class C	4	57%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Large Cap Blend Fund
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

Credit Suisse Large Cap Blend Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ WWW.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  LCB-SAR-0608

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: September 4, 2008

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: September 4, 2008